ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES:

	October 31, 2015 $	April 30, 2015 $

Trade payables	475,057	383,977
Amounts due to related parties (Note 9)	177,860	175,789
Interest payable on promissory notes and second promissory notes	457,760	317,078

Total accounts payable and accrued liabilities	1,110,677	876,844

4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES:

	April 30, 2015 $	April 30, 2014 $

Trade payables	383,977	272,436
Amounts due to related parties (Note 10)	175,789	177,611
Interest payable on promissory notes and second promissory notes	317,078	157,179

Total accounts payable and accrued liabilities	876,844	607,226